Quarterly Holdings Report
for
Fidelity® Emerging Markets Index Fund
July 31, 2022
EMX-NPRT3-0922
1.929352.110
Common Stocks - 93.5%
	Shares	Value ($)
Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	4,230,000	2,543,421
Alibaba Pictures Group Ltd. (a)	10,970,000	936,305
Beijing Enterprises Water Group Ltd.	3,354,000	1,016,894
China Gas Holdings Ltd.	2,705,200	4,162,960
China Resource Gas Group Ltd.	826,800	3,470,498
China Ruyi Holdings Ltd. (a)(b)	4,160,000	1,202,971
Cosco Shipping Ports Ltd.	1,494,977	1,116,010
Credicorp Ltd.	5,134	659,719
Credicorp Ltd. (United States)	58,802	7,608,979
Hopson Development Holdings Ltd.	705,452	932,826
Kunlun Energy Co. Ltd.	3,550,000	2,613,919
Nine Dragons Paper (Holdings) Ltd.	1,455,000	1,201,085
Orient Overseas International Ltd.	121,500	4,225,468
Shenzhen International Holdings Ltd.	1,064,836	980,747
TOTAL BERMUDA		32,671,802
Brazil - 3.6%
Ambev SA	4,249,900	12,263,197
Americanas SA	581,511	1,573,444
Atacadao SA	458,900	1,652,327
B3 SA - Brasil Bolsa Balcao	5,508,942	11,807,690
Banco Bradesco SA	1,454,180	4,066,791
Banco BTG Pactual SA unit	1,049,500	4,569,922
Banco do Brasil SA	787,500	5,474,648
Banco Santander SA (Brasil) unit	338,600	1,851,335
BB Seguridade Participacoes SA	636,300	3,565,130
BRF SA (a)	541,036	1,668,877
CCR SA	1,107,600	2,780,720
Centrais Eletricas Brasileiras SA (Electrobras)	961,665	8,514,307
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	312,700	2,699,660
Companhia Siderurgica Nacional SA (CSN)	634,200	1,803,035
Cosan SA	1,110,596	4,007,427
CPFL Energia SA	219,200	1,391,262
Energisa SA unit	172,300	1,466,553
ENGIE Brasil Energia SA	175,250	1,501,146
Equatorial Energia SA	906,600	4,347,180
Hapvida Participacoes e Investimentos SA (c)	4,221,844	5,026,296
Hypera SA	379,400	3,122,987
Itausa-Investimentos Itau SA	21,642	38,649
JBS SA	762,600	4,707,571
Klabin SA unit	684,900	2,638,151
Localiza Rent A Car SA	663,842	7,391,418
Lojas Renner SA	873,898	4,271,444
Magazine Luiza SA	2,726,524	1,359,547
Natura & Co. Holding SA (a)	813,890	2,450,746
Petro Rio SA (a)	639,600	2,993,972
Petroleo Brasileiro SA - Petrobras (ON)	3,289,597	23,498,484
Raia Drogasil SA	987,900	4,005,748
Rede D'Oregon Sao Luiz SA (c)	367,400	2,299,934
Rumo SA	1,184,900	4,016,765
Suzano Papel e Celulose SA	681,317	6,358,748
Telefonica Brasil SA	469,900	4,050,471
TIM SA	766,200	1,864,374
Totvs SA	478,000	2,436,145
Ultrapar Participacoes SA	657,700	1,613,075
Vale SA	3,615,807	48,743,267
Vibra Energia SA	1,061,691	3,416,470
Weg SA	1,510,464	8,185,658
TOTAL BRAZIL		221,494,571
British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(d)	376,000	0
VK Co. Ltd. unit (a)(d)	100,000	44,318
TOTAL BRITISH VIRGIN ISLANDS		44,318
Cayman Islands - 16.8%
3SBio, Inc. (c)	1,300,000	864,470
AAC Technology Holdings, Inc.	650,500	1,261,209
Airtac International Group	127,551	3,485,105
Alibaba Group Holding Ltd. (a)	13,719,740	154,257,465
Anta Sports Products Ltd.	1,100,400	12,104,554
Autohome, Inc. ADR Class A	68,654	2,450,261
Baidu, Inc.:
Class A (a)	1,091,636	18,868,278
sponsored ADR (a)	116,527	15,914,092
BeiGene Ltd. ADR (a)	42,247	7,100,876
Bilibili, Inc.:
ADR (a)	68,316	1,669,643
Class Z (a)	91,336	2,232,545
Bosideng International Holdings Ltd.	3,002,000	1,751,508
Chailease Holding Co. Ltd.	1,250,102	8,861,729
China Conch Venture Holdings Ltd.	1,496,500	2,905,344
China Feihe Ltd. (c)	3,234,000	2,842,660
China Hongqiao Group Ltd.	2,100,500	2,183,478
China Huishan Dairy Holdings Co. Ltd. (a)(d)	888,000	1
China Liansu Group Holdings Ltd.	977,000	1,198,552
China Literature Ltd. (a)(c)	369,000	1,454,866
China Medical System Holdings Ltd.	1,213,000	1,931,553
China Meidong Auto Holding Ltd.	518,000	1,255,094
China Mengniu Dairy Co. Ltd.	2,846,000	13,196,907
China Overseas Property Holdings Ltd.	1,180,000	1,232,627
China Resources Cement Holdings Ltd.	1,898,000	1,165,411
China Resources Land Ltd.	2,892,744	12,068,608
China Resources Microelectronics Ltd. (A Shares)	65,087	489,907
China Resources Mixc Lifestyle Services Ltd. (c)	620,400	2,631,794
China State Construction International Holdings Ltd.	1,841,000	1,911,381
ChinaSoft International Ltd.	2,520,000	2,154,066
CIFI Ever Sunshine Services Group Ltd.	704,000	507,604
CIFI Holdings Group Co. Ltd.	3,724,485	1,010,606
Country Garden Holdings Co. Ltd. (b)	7,373,958	2,846,290
Country Garden Services Holdings Co. Ltd.	1,821,000	4,054,966
Dali Foods Group Co. Ltd. (c)	1,905,500	907,855
Daqo New Energy Corp. ADR (a)	53,645	3,470,832
Dongyue Group Co. Ltd.	1,325,000	1,439,795
ENN Energy Holdings Ltd.	712,600	11,610,535
GDS Holdings Ltd.:
ADR (a)	38,024	1,052,504
Class A (a)	530,400	1,816,713
Geely Automobile Holdings Ltd.	5,422,000	10,705,996
Genscript Biotech Corp. (a)	1,054,000	3,813,246
Greentown China Holdings Ltd.	795,000	1,569,765
Greentown Service Group Co. Ltd.	1,304,000	1,164,479
H World Group Ltd. ADR	175,146	6,716,849
Haidilao International Holding Ltd. (b)(c)	1,004,000	2,002,910
Haitian International Holdings Ltd.	577,000	1,384,818
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,064,000	2,073,810
Hengan International Group Co. Ltd.	583,500	2,820,905
HUTCHMED China Ltd. sponsored ADR (a)(b)	77,114	1,007,880
Hygeia Healthcare Holdings Co. (c)	308,000	1,771,513
Innovent Biologics, Inc. (a)(c)	931,500	3,886,244
Inter & Co., Inc. unit	120,682	364,558
iQIYI, Inc. ADR (a)(b)	309,310	1,181,564
JD Health International, Inc. (a)(c)	1,007,750	7,638,457
JD.com, Inc. Class A	1,811,807	54,050,825
Jinxin Fertility Group Ltd. (c)	1,349,500	1,048,669
Jiumaojiu International Holdings Ltd. (c)	650,000	1,414,286
JOYY, Inc. ADR	50,178	1,299,108
Kanzhun Ltd. ADR (a)	76,549	1,799,667
KE Holdings, Inc. ADR (a)	285,165	4,023,678
Kingboard Chemical Holdings Ltd.	602,000	1,760,010
Kingboard Laminates Holdings Ltd.	843,000	772,133
Kingdee International Software Group Co. Ltd. (a)	2,371,000	5,122,633
Kingsoft Corp. Ltd.	871,200	2,913,286
Kuaishou Technology Class B (a)(c)	1,576,800	15,868,635
Li Ning Co. Ltd.	2,130,500	17,261,341
Longfor Properties Co. Ltd. (c)	1,634,000	5,453,675
Lufax Holding Ltd. ADR	768,542	3,519,922
Meituan Class B (a)(c)	3,699,300	82,987,705
Microport Scientific Corp. (b)	586,600	1,385,440
Ming Yuan Cloud Group Holdings Ltd.	617,000	566,704
Minth Group Ltd.	684,000	1,825,475
NetEase, Inc.	1,873,850	35,053,682
New Oriental Education & Technology Group, Inc. (a)	734,960	2,014,782
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	66,045	1,810,293
NIO, Inc. sponsored ADR (a)	1,186,501	23,409,665
Parade Technologies Ltd.	71,000	2,665,110
Pinduoduo, Inc. ADR (a)	396,162	19,415,900
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	453,300	1,186,679
Pop Mart International Group Ltd. (c)	504,800	1,157,518
RLX Technology, Inc. ADR (a)	417,645	676,585
Sany Heavy Equipment International Holdings Co. Ltd.	994,000	1,086,450
Seazen Group Ltd.	1,752,000	600,375
Shenzhou International Group Holdings Ltd.	746,400	7,850,755
Silergy Corp.	288,000	5,372,333
Sino Biopharmaceutical Ltd.	9,409,000	5,441,708
Smoore International Holdings Ltd. (c)	1,626,000	3,769,882
Sunny Optical Technology Group Co. Ltd.	643,000	8,690,850
TAL Education Group ADR (a)	381,211	1,875,558
Tencent Holdings Ltd.	5,642,200	218,064,324
Tencent Music Entertainment Group ADR (a)	644,535	2,713,492
Tingyi (Cayman Islands) Holding Corp.	1,800,000	2,962,586
Tongcheng Travel Holdings Ltd. (a)	1,090,400	2,083,593
Topsports International Holdings Ltd. (c)	1,674,000	1,394,662
Trip.com Group Ltd. ADR (a)	488,113	12,583,553
Uni-President China Holdings Ltd.	1,177,000	1,075,057
Vinda International Holdings Ltd.	319,000	847,291
Vipshop Holdings Ltd. ADR (a)	410,009	3,755,682
Want Want China Holdings Ltd.	4,357,000	3,541,148
Weibo Corp. sponsored ADR (a)	63,029	1,211,417
Wuxi Biologics (Cayman), Inc. (a)(c)	3,243,000	31,042,378
Xiaomi Corp. Class B (a)(c)	13,754,800	21,622,471
Xinyi Solar Holdings Ltd.	4,415,498	7,503,630
XPeng, Inc. ADR (a)	381,800	9,327,374
XTEP International Holdings Ltd.	1,201,000	1,952,224
Yadea Group Holdings Ltd. (c)	1,078,000	2,320,819
Yihai International Holding Ltd.	425,000	1,247,946
Zai Lab Ltd. ADR (a)	78,827	3,194,858
Zhen Ding Technology Holding Ltd.	610,000	2,303,008
Zhongsheng Group Holdings Ltd. Class H	552,000	3,153,824
ZTO Express, Inc. sponsored ADR	380,565	9,738,658
TOTAL CAYMAN ISLANDS		1,025,055,990
Chile - 0.3%
Banco de Chile	41,568,112	3,944,150
Banco de Credito e Inversiones	50,117	1,512,131
Banco Santander Chile	60,116,757	2,381,053
Cencosud SA	1,352,045	1,847,040
Compania Cervecerias Unidas SA	121,713	702,372
Compania Sud Americana de Vapores SA	14,357,367	1,553,483
Empresas CMPC SA	1,027,182	1,745,218
Empresas COPEC SA	357,967	2,931,746
Enel Americas SA	18,919,142	1,914,799
Enel Chile SA	25,511,516	730,437
Falabella SA	686,364	1,531,008
TOTAL CHILE		20,793,437
China - 11.9%
360 Security Technology, Inc. (A Shares)	403,800	442,759
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	117,700	341,797
A-Living Smart City Services C (H Shares) (c)	568,000	693,909
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	35,106	633,706
AECC Aero-Engine Control Co. Ltd. (A Shares)	75,300	305,098
AECC Aviation Power Co. Ltd.	148,100	1,094,371
Agricultural Bank of China Ltd.:
(A Shares)	5,268,600	2,227,756
(H Shares)	25,746,000	8,494,648
Aier Eye Hospital Group Co. Ltd. (A Shares)	381,157	1,720,897
Air China Ltd.:
(A Shares) (a)	203,800	292,092
(H Shares) (a)	1,992,000	1,563,169
Aluminum Corp. of China Ltd.:
(A shares) (a)	993,700	690,138
(H Shares)	3,212,000	1,176,401
Amlogic Shanghai Co. Ltd. (A Shares) (a)	23,688	297,461
Angel Yeast Co. Ltd. (A Shares)	43,600	287,230
Anhui Conch Cement Co. Ltd.:
(A Shares)	263,800	1,272,249
(H Shares)	1,024,000	4,050,396
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	15,100	478,436
(B Shares)	107,800	1,648,345
Anhui Honglu Steel Construction Group Co. Ltd.	37,310	165,887
Anhui Kouzi Distillery Co. Ltd. (A Shares)	31,300	232,684
Anhui Yingjia Distillery Co. Ltd. (A Shares)	36,200	293,054
Anjoy Foods Group Co. Ltd. (A Shares)	14,900	324,925
Apeloa Pharmaceutical Co. Ltd. A Shares	60,600	173,381
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	40,000	207,789
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	18,340	448,745
Avary Holding Shenzhen Co. Ltd. (A Shares)	103,200	471,282
AVIC Capital Co. Ltd. (A Shares)	457,900	221,615
AVIC Electromechanical Systems Co. Ltd. (A Shares)	211,900	371,851
AviChina Industry & Technology Co. Ltd. (H Shares)	2,307,000	1,231,395
Avicopter PLC (A Shares)	32,600	211,720
Bank of Beijing Co. Ltd. (A Shares)	1,263,780	782,018
Bank of Changsha Co. Ltd. (A Shares)	221,400	243,169
Bank of Chengdu Co. Ltd. (A Shares)	184,600	422,243
Bank of China Ltd.:
(A Shares)	2,478,700	1,125,251
(H Shares)	71,361,000	25,374,923
Bank of Communications Co. Ltd.:
(A Shares)	2,316,200	1,587,794
(H Shares)	7,853,000	4,671,844
Bank of Hangzhou Co. Ltd. (A Shares)	311,420	661,038
Bank of Jiangsu Co. Ltd. (A Shares)	790,600	845,232
Bank of Nanjing Co. Ltd. (A Shares)	533,300	818,118
Bank of Ningbo Co. Ltd. (A Shares)	356,280	1,651,433
Bank of Shanghai Co. Ltd. (A Shares)	831,677	735,646
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,283,400	1,081,489
BBMG Corp.:
(A Shares)	233,900	91,263
(H Shares)	129,000	17,912
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	1,686,000	992,283
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	222,500	239,658
Beijing Easpring Material Technology Co. Ltd. (A Shares)	26,500	377,665
Beijing Enlight Media Co. Ltd. (A Shares)	166,400	206,449
Beijing Kingsoft Office Software, Inc. (A Shares)	25,125	653,197
Beijing New Building Materials PLC (A Shares)	87,600	374,154
Beijing Originwater Technology Co. Ltd. (A Shares)	188,100	155,319
Beijing Roborock Technology Co. Ltd. (A Shares)	4,988	241,244
Beijing Shiji Information Technology Co. Ltd. (A Shares)	97,720	206,376
Beijing Shunxin Agriculture Co. Ltd.	38,100	132,808
Beijing Sinnet Technology Co. Ltd. (A Shares)	92,100	131,266
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	87,840	260,882
Beijing United Information Technology Co. Ltd. (A Shares)	26,335	358,915
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	31,305	628,467
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	11,400	201,403
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,270,600	1,565,564
Betta Pharmaceuticals Co. Ltd. (A Shares)	21,000	155,981
BGI Genomics Co. Ltd.	21,100	194,119
Bloomage Biotechnology Corp. Ltd. (A Shares)	16,952	401,236
BOC International China Co. Ltd.	141,800	265,575
BOE Technology Group Co. Ltd. (A Shares)	2,103,900	1,214,561
BTG Hotels Group Co. Ltd.	59,600	184,910
By-Health Co. Ltd. (A Shares)	86,900	238,337
BYD Co. Ltd.:
(A Shares)	100,500	4,798,500
(H Shares)	741,500	27,128,501
Caitong Securities Co. Ltd.	238,990	258,514
CanSino Biologics, Inc.:
(A Shares) (a)	9,395	225,409
(H Shares) (b)(c)	71,200	596,818
CECEP Solar Energy Co. Ltd. (A Shares)	160,100	212,095
CECEP Wind-Power Corp. (A Shares)	270,800	219,170
CGN Power Co. Ltd. (H Shares) (c)	9,133,000	2,105,852
Chacha Food Co. Ltd. (A Shares)	27,000	191,369
Changchun High & New Technology Industry Group, Inc. (A Shares)	21,800	627,996
Changjiang Securities Co. Ltd. (A Shares)	285,900	230,732
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	15,100	394,247
Chaozhou Three-Circle Group Co. (A Shares)	99,000	394,537
Chengtun Mining Group Co. Ltd. (A Shares)	156,600	183,242
Chengxin Lithium Group Co. Ltd. (A Shares)	45,600	384,351
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	88,000	238,466
China Baoan Group Co. Ltd. (A Shares)	133,600	282,535
China Cinda Asset Management Co. Ltd. (H Shares)	8,071,000	1,110,419
China CITIC Bank Corp. Ltd.:
(A Shares)	159,100	102,952
(H Shares)	7,975,000	3,332,272
China Coal Energy Co. Ltd. (H Shares)	1,867,000	1,450,808
China Communications Services Corp. Ltd. (H Shares)	2,184,000	890,304
China Construction Bank Corp.:
(A Shares)	931,900	770,253
(H Shares)	86,474,000	55,223,226
China CSSC Holdings Ltd. (A Shares)	240,800	834,327
China Eastern Airlines Corp. Ltd. (A Shares) (a)	504,400	366,923
China Energy Engineering Corp. Ltd. (A Shares) (a)	1,782,400	606,108
China Everbright Bank Co. Ltd.:
(A Shares)	2,108,300	907,463
(H Shares)	3,298,000	999,916
China Galaxy Securities Co. Ltd.:
(A Shares)	136,500	176,239
(H Shares)	3,398,500	1,679,790
China Great Wall Securities Co. Ltd. (A Shares)	130,700	174,590
China Greatwall Technology Group Co. Ltd. (A Shares)	164,000	235,418
China International Capital Corp. Ltd.	67,000	422,479
China International Capital Corp. Ltd. (H Shares) (c)	1,365,600	2,508,561
China International Travel Service Corp. Ltd. (A Shares)	106,400	3,319,957
China Jushi Co. Ltd. (A Shares)	202,204	448,547
China Life Insurance Co. Ltd.:
(A Shares)	113,300	468,853
(H Shares)	6,831,000	10,174,227
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,986,000	4,777,661
China Meheco Co. Ltd. (A Shares)	76,160	164,676
China Merchants Bank Co. Ltd.:
(A Shares)	966,600	5,033,704
(H Shares)	3,663,346	19,786,987
China Merchants Securities Co. Ltd. (A Shares)	401,000	827,544
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	431,200	876,497
China Minmetals Rare Earth Co. Ltd. (A Shares)	55,900	236,173
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,623,200	1,416,595
(H Shares)	4,803,040	1,566,362
China National Building Materials Co. Ltd. (H Shares)	3,472,000	3,485,313
China National Chemical Engineering Co. Ltd. (A Shares)	332,400	531,624
China National Nuclear Power Co. Ltd. (A Shares)	993,000	909,612
China Northern Rare Earth Group High-Tech Co. Ltd.	201,600	940,006
China Oilfield Services Ltd. (H Shares)	1,648,000	1,515,759
China Pacific Insurance (Group) Co. Ltd.	269,800	809,238
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,530,600	5,402,980
China Petroleum & Chemical Corp.:
(A Shares)	2,943,400	1,798,471
(H Shares)	21,685,000	10,223,533
China Railway Group Ltd.:
(A Shares)	979,500	839,869
(H Shares)	4,046,000	2,412,168
China Railway Signal & Communications Corp. (A Shares)	445,839	290,435
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	53,500	287,704
China Shenhua Energy Co. Ltd.:
(A Shares)	361,400	1,506,222
(H Shares)	3,061,000	8,637,199
China Southern Airlines Ltd.:
(A Shares) (a)	373,200	354,670
(H Shares) (a)	2,182,000	1,181,353
China State Construction Engineering Corp. Ltd. (A Shares)	2,314,180	1,729,621
China Suntien Green Energy Corp. Ltd. (H Shares)	1,580,000	774,914
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,557,400	1,451,763
China Tower Corp. Ltd. (H Shares) (c)	40,700,000	5,236,627
China United Network Communications Ltd. (A Shares)	1,640,900	837,583
China Vanke Co. Ltd.:
(A Shares)	596,400	1,520,902
(H Shares)	1,473,700	2,804,759
China Yangtze Power Co. Ltd. (A Shares)	1,252,900	4,441,025
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	28,600	502,751
China Zheshang Bank Co. Ltd.	980,200	471,191
Chongqing Brewery Co. Ltd. (A Shares)	25,100	457,607
Chongqing Changan Automobile Co. Ltd. (A Shares)	449,176	1,225,975
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	45,200	199,998
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	165,800	88,096
(H Shares)	581,000	202,057
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	86,100	1,270,968
CITIC Securities Co. Ltd.:
(A Shares)	768,095	2,237,608
(H Shares)	1,749,925	3,593,522
Cmoc Group Ltd.:
(A Shares)	673,400	538,817
(H Shares)	3,717,000	1,823,010
CNGR Advanced Material Co. Ltd.	21,500	397,104
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	153,520	226,182
Contemporary Amperex Technology Co. Ltd.	127,500	9,677,674
COSCO Shipping Development Co. Ltd. (A Shares)	544,500	227,328
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	51,000	95,985
(H Shares)	324,000	222,882
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	547,110	1,114,907
(H Shares)	3,070,050	4,591,445
CRRC Corp. Ltd.:
(A Shares)	1,246,800	953,392
(H Shares)	4,321,000	1,607,322
CSC Financial Co. Ltd. (A Shares)	228,700	884,093
Daan Gene Co. Ltd.	71,196	198,405
Daqin Railway Co. Ltd. (A Shares)	870,700	781,493
DaShenLin Pharmaceutical Group Co. Ltd.	52,056	248,875
DHC Software Co. Ltd. (A Shares)	178,100	163,564
Do-Fluoride New Materials Co. Ltd. (A Shares)	40,500	292,813
Dong E-E-Jiao Co. Ltd. (A Shares)	36,000	191,272
Dongfang Electric Corp. Ltd. (A Shares)	150,800	388,135
Dongfeng Motor Group Co. Ltd. (H Shares)	2,666,000	1,840,752
Dongxing Securities Co. Ltd. (A Shares)	168,000	204,745
East Money Information Co. Ltd. (A Shares)	708,898	2,345,558
Ecovacs Robotics Co. Ltd. Class A	25,600	352,074
ENN Natural Gas Co. Ltd. (A Shares)	127,300	325,984
Eve Energy Co. Ltd. (A shares)	103,255	1,449,210
Everbright Securities Co. Ltd. (A Shares)	200,600	451,374
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	210,781	221,260
FAW Jiefang Group Co. Ltd. (A Shares)	177,200	228,938
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	59,700	128,008
First Capital Securities Co. Ltd. (A Shares)	218,500	198,139
Flat Glass Group Co. Ltd. (a)	272,000	987,529
Flat Glass Group Co. Ltd. (A Shares) (a)	168,000	1,026,170
Focus Media Information Technology Co. Ltd. (A Shares)	791,920	695,114
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	210,664	2,585,869
Founder Securities Co. Ltd. (A Shares)	420,600	410,301
Foxconn Industrial Internet Co. Ltd. (A Shares)	583,696	870,805
Fujian Sunner Development Co. Ltd. A Shares	65,700	192,919
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	166,300	1,011,591
(H Shares) (c)	478,800	2,326,937
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	3,700	195,077
Ganfeng Lithium Co. Ltd. (A Shares)	120,400	1,595,209
GCL System Integration Technology Co. Ltd. (a)	385,200	252,735
GD Power Development Co. Ltd. (A Shares)	992,000	561,258
GEM Co. Ltd. (A Shares)	277,600	402,624
Gemdale Corp. (A Shares)	241,100	419,072
GF Securities Co. Ltd.:
(A Shares)	224,600	531,588
(H Shares)	1,172,800	1,550,805
Giant Network Group Co. Ltd. (A Shares)	115,800	144,160
Gigadevice Semiconductor Beijing, Inc. (A Shares)	37,284	656,598
Ginlong Technologies Co. Ltd. (A Shares)	20,450	696,925
GoerTek, Inc. (A Shares)	184,200	870,108
Gotion High-tech Co. Ltd. (A Shares)	91,400	530,878
Great Wall Motor Co. Ltd.:
(A Shares)	133,800	685,864
(H Shares)	2,742,000	4,324,381
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	166,300	821,100
GRG Banking Equipment Co. Ltd. (A Shares)	123,600	168,686
Guangdong Haid Group Co. Ltd. (A Shares)	90,500	882,135
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	16,200	193,474
Guanghui Energy Co. Ltd. (A Shares)	359,200	519,645
Guangzhou Automobile Group Co. Ltd.	350,700	776,218
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,424,000	2,269,634
Guangzhou Baiyunshan Pharma Health (A Shares)	81,000	346,279
Guangzhou Haige Communications Group (A Shares)	115,800	153,752
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	23,500	242,650
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	34,200	345,210
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	101,100	786,589
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	215,817	205,126
Guolian Securities Co. Ltd.	122,200	193,487
Guosen Securities Co. Ltd. (A Shares)	349,700	478,113
Guotai Junan Securities Co. Ltd. (A Shares)	419,600	900,956
Guoyuan Securities Co. Ltd. (A Shares)	224,510	215,479
Haier Smart Home Co. Ltd.	2,191,000	7,012,320
Haier Smart Home Co. Ltd. (A Shares)	256,600	944,508
Haitong Securities Co. Ltd.:
(A Shares)	303,400	420,973
(H Shares)	3,080,800	2,060,434
Hanergy Mobile Energy Holding (a)(d)	1,618,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)	73,760	765,314
Hangzhou Lion Electronics Co. Ltd. (A Shares)	38,400	324,186
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	51,500	294,836
Hangzhou Robam Appliances Co. Ltd. (A Shares)	49,700	208,737
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	78,800	487,683
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	31,400	475,712
(H Shares) (c)	96,700	1,002,120
Heilongjiang Agriculture Co. Ltd. (A Shares)	94,700	197,255
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	125,700	268,451
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	186,323	741,920
Hengli Petrochemical Co. Ltd. (A Shares)	318,940	955,989
Hengtong Optic-electric Co. Ltd. (A Shares)	125,000	290,512
Hengyi Petrochemical Co. Ltd. (A Shares)	208,720	289,853
Hesteel Co. Ltd. (A Shares)	829,900	343,972
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	27,600	352,997
Hongfa Technology Co. Ltd. (A Shares)	56,140	342,282
Hoshine Silicon Industry Co. Ltd. (A Shares)	27,200	396,535
Huadian Power International Corp. Ltd. (A Shares)	449,200	288,164
Huadong Medicine Co. Ltd. (A Shares)	96,080	642,286
Huafon Chemical Co. Ltd. (A Shares)	255,600	288,502
Huagong Tech Co. Ltd. (A Shares)	51,900	170,219
Huaibei Mining Holdings Co. Ltd. (A Shares)	140,900	272,394
Hualan Biological Engineer, Inc. (A Shares)	95,860	284,916
Huaneng Power International, Inc.:
(A Shares)	414,800	432,585
(H Shares)	3,844,000	1,836,329
Huatai Securities Co. Ltd.:
(A Shares)	195,700	385,612
(H Shares) (c)	1,678,200	2,210,549
HUAXI Securities Co. Ltd.	135,500	149,631
Huaxia Bank Co. Ltd. (A Shares)	789,500	599,798
Huaxin Cement Co. Ltd. (A Shares)	69,100	184,072
Huayu Automotive Systems Co. Ltd. (A Shares)	174,200	566,775
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	60,700	336,013
Huizhou Desay SV Automotive Co. Ltd.	30,100	873,629
Humanwell Healthcare Group Co. Ltd. (A Shares)	82,500	214,992
Hunan Valin Steel Co. Ltd. (A Shares)	399,600	269,827
Hundsun Technologies, Inc. (A Shares)	78,579	495,504
iFlytek Co. Ltd. (A Shares)	127,700	797,535
IMEIK Technology Development Co. Ltd. (A Shares)	9,700	844,474
Industrial & Commercial Bank of China Ltd.:
(A Shares)	4,287,000	2,785,540
(H Shares)	50,066,000	26,469,290
Industrial Bank Co. Ltd. (A Shares)	1,138,000	3,003,143
Industrial Securities Co. Ltd. (A Shares)	338,700	325,031
Ingenic Semiconductor Co. Ltd. (A Shares)	26,600	352,061
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	358,100	1,903,137
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	2,591,300	869,836
Inner Mongolia Dian Tou Energy Corp. Ltd.	99,600	197,217
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	67,900	183,879
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	423,600	285,988
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	981,604	1,547,766
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	199,400	270,505
Inspur Electronic Information Industry Co. Ltd. (A Shares)	73,196	263,951
Intco Medical Technology Co. Ltd. (A Shares)	39,060	133,334
JA Solar Technology Co. Ltd. (A Shares)	125,580	1,448,914
Jafron Biomedical Co. Ltd. (A Shares)	47,890	314,747
Jason Furniture Hangzhou Co. Ltd. (A Shares)	43,810	300,376
JCET Group Co. Ltd. (A Shares)	104,800	392,783
Jiangsu Eastern Shenghong Co. Ltd.	214,700	629,059
Jiangsu Expressway Co. Ltd. (H Shares)	1,002,000	874,368
Jiangsu Hengli Hydraulic Co. Ltd.	69,176	535,032
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	345,175	1,808,690
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	64,900	421,555
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	82,200	2,015,711
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	16,500	281,575
Jiangsu Yoke Technology Co. Ltd. (A Shares)	24,000	180,942
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	66,000	263,873
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	188,400	644,221
Jiangxi Copper Co. Ltd.:
(A Shares)	170,300	426,743
(H Shares)	958,000	1,172,802
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	95,100	346,038
Jiangxi Zhengbang Technology Co. Ltd. (A Shares) (a)	161,200	145,346
Jinke Properties Group Co. Ltd. (A Shares)	276,500	107,502
JiuGui Liquor Co. Ltd. (A Shares)	16,600	363,352
Jizhong Energy Resources Co. Ltd. (A Shares)	191,500	191,108
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	103,400	169,233
Joinn Laboratories China Co. Ltd. (A Shares)	17,340	284,945
Jointown Pharmaceutical Group (A Shares)	100,900	169,721
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	40,700	209,664
Juewei Food Co. Ltd.	31,300	242,832
Keda Industrial Group Co. Ltd.	95,800	285,643
Kingfa Sci & Tech Co. Ltd. (A Shares)	128,500	192,391
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	121,500	324,526
Kunlun Tech Co. Ltd. (A Shares)	66,100	140,789
Kweichow Moutai Co. Ltd. (A Shares)	68,800	19,364,379
Lb Group Co. Ltd. (A Shares)	124,173	375,207
Lens Technology Co. Ltd. (A Shares)	256,900	415,912
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	107,400	285,621
Liaoning Port Co. Ltd. (A Shares)	834,700	209,335
Lingyi iTech Guangdong Co. (A Shares) (a)	357,600	273,042
Livzon Pharmaceutical Group, Inc. (A Shares)	32,800	154,496
LONGi Green Energy Technology Co. Ltd.	384,748	3,521,519
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	17,540	251,172
Luxi Chemical Group Co. Ltd.	100,600	210,356
Luxshare Precision Industry Co. Ltd. (A Shares)	382,928	1,929,388
Luzhou Laojiao Co. Ltd. (A Shares)	80,100	2,641,725
Maanshan Iron & Steel Co. Ltd. (A Shares)	359,500	167,204
Mango Excellent Media Co. Ltd. (A Shares)	100,307	467,573
Maxscend Microelectronics Co. Ltd. (A Shares)	26,976	385,658
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	207,760	156,150
Metallurgical Corp. China Ltd. (A Shares)	1,012,500	489,367
Mianyang Fulin Precision Co. Ltd. (A Shares)	18,250	56,095
Ming Yang Smart Energy Group Ltd. (A Shares)	114,200	508,004
Montage Technology Co. Ltd. (A Shares)	63,556	540,353
Muyuan Foodstuff Co. Ltd. (A Shares)	286,340	2,537,302
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	85,735	237,793
Nanjing Securities Co. Ltd. (A Shares)	189,600	224,802
NARI Technology Co. Ltd. (A Shares)	367,512	1,593,042
National Silicon Industry Group Co. Ltd. (A Shares) (a)	132,860	398,907
NAURA Technology Group Co. Ltd.	29,100	1,098,303
NavInfo Co. Ltd. (A Shares)	131,400	272,574
New China Life Insurance Co. Ltd.	67,900	292,455
New China Life Insurance Co. Ltd. (H Shares)	859,400	2,049,449
New Hope Liuhe Co. Ltd. (A Shares) (a)	248,800	587,819
Ninestar Corp. (A Shares)	73,100	544,716
Ningbo Deye Technology Co. Ltd. (A Shares)	11,000	547,086
Ningbo Joyson Electronic Corp. (A shares) (a)	74,800	239,823
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	38,000	450,920
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	23,796	491,720
Ningbo Shanshan Co. Ltd. (A Shares)	114,200	481,075
Ningbo Tuopu Group Co. Ltd. (A Shares)	60,600	832,329
Ningxia Baofeng Energy Group Co. Ltd.	335,400	670,134
Nongfu Spring Co. Ltd. (H Shares) (c)	1,585,400	9,492,325
North Industries Group Red Arrow Co. Ltd. (A Shares)	76,400	372,123
Northeast Securities Co. Ltd. (A Shares)	121,500	125,199
Offshore Oil Enginering Co. Ltd. (A Shares)	221,400	138,800
OFILM Group Co. Ltd. (A Shares) (a)	174,400	156,693
Oppein Home Group, Inc. (A Shares)	27,460	490,521
Orient Securities Co. Ltd. (A Shares)	391,808	503,776
Ovctek China, Inc. (A Shares)	48,120	340,960
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	533,000	586,079
People's Insurance Co. of China Group Ltd.:
(A Shares)	195,400	135,194
(H Shares)	7,917,000	2,370,088
Perfect World Co. Ltd. (A Shares)	99,300	219,476
PetroChina Co. Ltd.:
(A Shares)	1,578,400	1,222,225
(H Shares)	18,488,000	8,633,153
Pharmaron Beijing Co. Ltd.:
(A Shares)	43,050	494,763
(H Shares) (c)	181,350	1,477,386
PICC Property & Casualty Co. Ltd. (H Shares)	6,193,840	6,359,616
Ping An Bank Co. Ltd. (A Shares)	1,051,700	1,980,896
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	540,494	3,379,695
(H Shares)	5,765,000	33,881,131
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	124,800	222,424
Poly Developments & Holdings (A Shares)	651,900	1,610,734
Postal Savings Bank of China Co. Ltd.	1,209,200	841,909
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	7,468,000	4,937,505
Power Construction Corp. of China Ltd. (A Shares)	846,300	910,996
Proya Cosmetics Co. Ltd. (A Shares)	8,860	231,674
Qingdao Rural Commercial Bank Corp. (A Shares)	289,900	133,430
Raytron Technology Co. Ltd. (A Shares)	23,151	130,547
Riyue Heavy Industry Co. Ltd. (A Shares)	49,900	185,716
Rongsheng Petrochemical Co. Ltd. (A Shares)	550,500	1,168,539
SAIC Motor Corp. Ltd. (A Shares)	450,700	1,084,434
Sailun Group Co. Ltd. A Shares	166,000	292,617
Sangfor Technologies, Inc.	22,500	322,062
Sany Heavy Industry Co. Ltd. (A Shares)	455,900	1,152,574
Satellite Chemical Co. Ltd. (A Shares)	120,583	405,569
SDIC Power Holdings Co. Ltd. (A Shares)	420,600	644,748
Sealand Securities Co. Ltd. (A Shares)	283,300	145,979
Seazen Holdings Co. Ltd. (A Shares)	119,400	370,681
SF Holding Co. Ltd. (A Shares)	267,700	1,981,004
SG Micro Corp. (A Shares)	19,950	476,685
Shaanxi Coal Industry Co. Ltd. (A Shares)	530,500	1,503,247
Shan Xi Hua Yang Group New Energy Co. Ltd.	131,300	415,591
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	59,543	167,393
Shandong Gold Mining Co. Ltd.:
(A Shares)	385,184	1,045,086
(H Shares) (c)	390,500	679,528
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	111,420	472,208
Shandong Linglong Tyre Co. Ltd. (A Shares)	79,900	340,831
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	719,400	374,148
Shandong Sun Paper Industry JSC Ltd. (A Shares)	137,300	239,295
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,287,200	2,855,394
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	51,940	208,308
Shanghai Baosight Software Co. Ltd.	437,837	1,468,748
Shanghai Baosight Software Co. Ltd. (A Shares)	79,040	471,949
Shanghai Construction Group Co. Ltd. (A Shares)	491,200	213,470
Shanghai Electric Group Co. Ltd. (A Shares)	845,700	558,310
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	99,800	649,501
(H Shares)	465,500	1,684,123
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	7,098	260,801
Shanghai International Airport Co. Ltd. (A Shares) (a)	50,700	388,158
Shanghai International Port Group Co. Ltd. (A Shares)	514,700	418,814
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	47,600	436,787
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	36,996	337,266
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	122,360	221,304
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	934,503	821,821
Shanghai M&G Stationery, Inc. (A Shares)	47,000	316,519
Shanghai Medicilon, Inc. (A Shares)	4,349	212,916
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	144,900	369,384
(H Shares)	721,300	1,086,099
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,662,400	1,790,916
Shanghai Putailai New Energy Technology Co. Ltd.	74,624	784,415
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	368,400	315,479
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	221,400	274,227
Shanghai Zhangjiang High Ltd. (A Shares)	80,700	139,279
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	158,400	323,524
Shanxi Meijin Energy Co. Ltd. (A Shares)	241,300	407,601
Shanxi Securities Co. Ltd. (A Shares)	186,330	150,929
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	346,900	255,126
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	66,440	2,701,165
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	219,560	381,650
Shenghe Resources Holding Co. Ltd. (A Shares)	95,100	293,151
Shengyi Technology Co. Ltd.	114,800	270,860
Shennan Circuits Co. Ltd. (A Shares)	26,340	339,027
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,236,800	758,731
Shenzhen Capchem Technology Co. Ltd. (A Shares)	37,080	244,519
Shenzhen Dynanonic Co. Ltd. (A Shares)	8,700	463,248
Shenzhen Energy Group Co. Ltd. (A Shares)	260,460	247,292
Shenzhen Inovance Technology Co. Ltd. (A Shares)	143,750	1,410,450
Shenzhen Kangtai Biological Products Co. Ltd.	57,200	283,310
Shenzhen Kedali Industry Co. Ltd.	12,600	271,427
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	67,300	2,893,918
Shenzhen New Industries Biomedical Engineering Co. Ltd.	39,100	233,666
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	423,500	351,288
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	62,500	222,777
Shenzhen SC New Energy Technology Corp. (A Shares)	19,300	382,152
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	60,638	257,185
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	40,500	148,201
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	34,327	361,656
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	89,160	293,197
Sichuan Chuantou Energy Co. Ltd. (A Shares)	205,400	380,083
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	485,700	279,801
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	74,800	244,412
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	80,000	278,678
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	269,900	404,972
Sichuan Swellfun Co. Ltd. (A Shares)	25,000	264,917
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	60,400	261,785
Sieyuan Electric Co. Ltd. (A Shares)	41,800	274,904
Sinolink Securities Co. Ltd. (A Shares)	191,500	241,578
Sinoma Science & Technology Co. Ltd. (A Shares)	88,400	379,282
Sinomine Resource Group Co. Ltd. (A Shares)	25,400	338,604
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	448,000	203,781
Sinopharm Group Co. Ltd. (H Shares)	1,184,400	2,715,856
Sinotrans Ltd.	85,600	47,838
Sinotrans Ltd. (H Shares)	317,000	94,899
SKSHU Paint Co. Ltd. (A Shares) (a)	19,480	306,474
Songcheng Performance Development Co. Ltd. (A Shares)	137,280	260,856
Soochow Securities Co. Ltd. (A Shares)	257,245	252,163
Southwest Securities Co. Ltd. (A Shares)	344,600	195,489
StarPower Semiconductor Ltd. (A Shares)	9,500	549,900
Sungrow Power Supply Co. Ltd. (A Shares)	79,600	1,465,419
Sunwoda Electronic Co. Ltd. (A Shares)	91,700	391,410
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	87,700	347,921
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	9,340	656,225
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	30,800	356,850
Tangshan Jidong Cement Co. Ltd. A Shares	133,800	191,724
TBEA Co. Ltd. (A Shares)	217,700	807,743
TCL Technology Group Corp. (A Shares)	828,500	546,252
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	182,200	1,376,156
Thunder Software Technology Co. Ltd. (A Shares)	22,900	484,248
Tianjin 712 Communication & Broadcasting Co. Ltd.	39,000	178,702
Tianma Microelectronics Co. Ltd. (A Shares)	146,200	211,112
Tianshan Aluminum Group Co. Ltd.	220,300	238,745
Tianshui Huatian Technology Co. Ltd. (A Shares)	217,700	286,492
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	51,700	220,644
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	98,200	259,727
Toly Bread Co. Ltd.	68,052	141,642
TongFu Microelectronics Co. Ltd. (A Shares) (a)	92,300	226,299
Tongkun Group Co. Ltd. (A Shares)	130,100	278,708
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	592,300	266,824
Tongwei Co. Ltd. (A Shares)	247,300	1,975,668
Topchoice Medical Corp. (a)	16,600	361,521
Transfar Zhilian Co. Ltd.	152,800	129,924
TravelSky Technology Ltd. (H Shares)	843,000	1,398,217
Trina Solar Co. Ltd. (A Shares)	121,110	1,495,673
Tsingtao Brewery Co. Ltd.:
(A Shares)	53,200	778,161
(H Shares)	538,000	5,253,277
Unigroup Guoxin Microelectronics Co. Ltd. (a)	33,800	1,058,360
Unisplendour Corp. Ltd. (A Shares)	150,103	413,941
Walvax Biotechnology Co. Ltd. (A Shares)	83,700	539,763
Wanhua Chemical Group Co. Ltd. (A Shares)	171,200	2,128,206
Weichai Power Co. Ltd.:
(A Shares)	294,500	523,458
(H Shares)	1,866,200	2,672,147
Weihai Guangwei Composites Co. Ltd. (A Shares)	26,000	270,664
Wens Foodstuffs Group Co. Ltd. (A Shares)	352,880	1,259,469
Western Mining Co. Ltd. (A Shares)	134,600	225,277
Western Securities Co. Ltd. (A Shares)	231,100	218,403
Western Superconducting Technologies Co. Ltd. (A Shares)	25,788	382,975
Westone Information Industry, Inc. (A Shares)	44,600	290,628
Will Semiconductor Ltd.	64,935	1,015,726
Wingtech Technology Co. Ltd. (A Shares)	66,000	673,068
Winning Health Technology Group Co. Ltd. (A Shares)	108,080	127,176
Wuchan Zhongda Group Co. Ltd.	266,000	189,558
Wuhan Guide Infrared Co. Ltd. (A Shares)	165,130	304,866
Wuliangye Yibin Co. Ltd. (A Shares)	211,900	5,613,434
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	96,190	173,043
WuXi AppTec Co. Ltd.	143,644	1,989,382
WuXi AppTec Co. Ltd. (H Shares) (c)	317,422	3,841,462
Wuxi Shangji Automation Co. Ltd. (A Shares)	20,540	498,583
XCMG Construction Machinery Co. Ltd. (A Shares)	434,100	360,512
Xiamen C&D, Inc. (A Shares)	151,200	251,904
Xiamen Faratronic Co. Ltd. (A Shares)	11,900	368,930
Xiamen Intretech, Inc.	42,530	126,948
Xiamen Tungsten Co. Ltd. (A Shares)	86,400	344,871
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	168,700	374,163
(H Shares)	733,810	1,308,722
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	136,700	150,165
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	28,300	263,029
Yankuang Energy Group Co. Ltd.:
(A Shares)	176,000	956,902
(H Shares)	1,330,000	4,151,008
Yantai Jereh Oilfield Services (A Shares)	50,100	266,985
Yealink Network Technology Corp. Ltd.	48,050	541,392
Yifeng Pharmacy Chain Co. Ltd.	39,218	301,218
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	79,400	540,042
Yintai Gold Co. Ltd. (A Shares)	153,180	246,759
YongXing Special Materials Technology Co. Ltd. (A Shares)	22,300	474,168
Yonyou Network Technology Co. Ltd. (A Shares)	188,138	583,149
Youngor Group Co. Ltd. (A Shares)	272,489	263,588
Youngy Co. Ltd. (A Shares) (a)	14,200	275,893
YTO Express Group Co. Ltd. (A Shares)	192,600	552,358
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	70,300	155,614
Yunda Holding Co. Ltd. (A Shares)	159,590	428,550
Yunnan Aluminium Co. Ltd. (A Shares)	189,100	282,321
Yunnan Baiyao Group Co. Ltd. (A Shares)	97,800	800,527
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	14,800	426,400
Yunnan Energy New Material Co. Ltd.	48,500	1,540,174
Yunnan Tin Co. Ltd. (A Shares)	93,000	207,706
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	33,000	1,448,967
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,077,000	1,028,994
Zhefu Holding Group Co. Ltd. (A Shares)	278,300	194,526
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	405,697	270,062
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	290,500	228,218
Zhejiang Chint Electric Co. Ltd. (A Shares)	117,500	640,628
Zhejiang Dahua Technology Co. Ltd. (A Shares)	151,200	332,534
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	24,860	157,842
Zhejiang Expressway Co. Ltd. (H Shares)	1,148,000	924,261
Zhejiang HangKe Technology, Inc. Co. (A Shares)	21,887	242,988
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	80,320	243,367
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	87,250	1,091,699
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	73,700	800,623
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	44,100	307,051
Zhejiang Juhua Co. Ltd. (A Shares)	144,100	370,163
Zhejiang NHU Co. Ltd. (A Shares)	168,028	513,883
Zhejiang Orient Gene Biotech Co. Ltd. (A Shares)	8,860	149,148
Zhejiang Semir Garment Co. Ltd. (A Shares)	205,700	162,803
Zhejiang Supor Cookware Co. Ltd.	30,300	211,005
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	86,190	375,789
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	80,500	234,943
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	26,500	179,638
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	46,500	212,359
Zheshang Securities Co. Ltd.	201,800	320,720
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	633,200	1,610,042
Zhongji Innolight Co. Ltd. (A Shares)	40,200	195,686
Zhongtai Securities Co. Ltd. (A Shares)	297,100	321,702
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	23,584	193,657
(H Shares)	516,200	2,216,072
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	20,700	160,701
Zhuzhou Kibing Group Co. Ltd. (A Shares)	135,900	231,150
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	148,800	166,126
Zijin Mining Group Co. Ltd.:
(A Shares)	1,058,200	1,403,268
(H Shares)	5,320,000	6,228,207
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	693,800	632,694
(H Shares)	889,400	462,267
ZTE Corp.:
(A Shares)	138,200	501,292
(H Shares)	809,080	1,739,802
TOTAL CHINA		727,269,678
Colombia - 0.1%
Bancolombia SA	195,416	1,640,546
Bancolombia SA sponsored ADR	20,605	596,927
Ecopetrol SA	4,692,342	2,495,577
Interconexion Electrica SA ESP	402,319	1,933,233
TOTAL COLOMBIA		6,666,283
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(d)	40,002	125,018
TCS Group Holding PLC unit (a)(d)	103,050	195,750
TOTAL CYPRUS		320,768
Czech Republic - 0.2%
CEZ A/S	144,325	6,549,890
Komercni Banka A/S	65,643	1,657,159
MONETA Money Bank A/S (c)	262,277	873,387
TOTAL CZECH REPUBLIC		9,080,436
Egypt - 0.1%
Commercial International Bank SAE	1,353,023	2,710,337
Eastern Co. SAE	852,165	443,648
EFG-Hermes Holding SAE	364,754	220,935
Fawry for Banking & Payment Technology Services SAE (a)	583,307	96,498
TOTAL EGYPT		3,471,418
Greece - 0.3%
Alpha Bank SA (a)	2,031,997	1,796,434
Eurobank Ergasias Services and Holdings SA (a)	2,361,948	2,175,766
Ff Group (a)(d)	1,035	1,269
Hellenic Telecommunications Organization SA	184,293	3,168,159
Jumbo SA	105,944	1,640,443
Mytilineos SA	90,120	1,386,213
National Bank of Greece SA (a)	495,006	1,542,047
OPAP SA	175,684	2,431,213
Public Power Corp. of Greece (a)	195,363	1,151,102
TOTAL GREECE		15,292,646
Hong Kong - 1.2%
Beijing Enterprises Holdings Ltd.	472,000	1,512,223
BYD Electronic International Co. Ltd.	601,000	1,542,714
China Everbright International Ltd.	3,333,333	1,774,969
China Jinmao Holdings Group Ltd.	5,156,000	1,195,419
China Merchants Holdings International Co. Ltd.	1,206,126	1,945,191
China Overseas Land and Investment Ltd.	3,460,500	9,544,048
China Power International Development Ltd.	4,952,563	2,801,231
China Resources Beer Holdings Co. Ltd.	1,458,878	10,072,891
China Resources Power Holdings Co. Ltd.	1,753,691	3,297,428
China Taiping Insurance Group Ltd.	1,281,777	1,350,373
China Traditional Chinese Medicine Holdings Co. Ltd.	2,512,000	1,065,614
CITIC Pacific Ltd.	5,358,000	5,781,253
CSPC Pharmaceutical Group Ltd.	8,015,840	8,776,982
Far East Horizon Ltd.	1,381,000	1,138,240
Fosun International Ltd.	2,264,000	1,785,266
Ganfeng Lithium Co. Ltd. (H Shares) (c)	286,440	2,588,940
Guangdong Investment Ltd.	2,534,000	2,469,471
Hua Hong Semiconductor Ltd. (a)(c)	534,000	1,598,619
Lenovo Group Ltd.	6,424,000	6,211,310
MMG Ltd. (a)	2,824,000	834,620
Sinotruk Hong Kong Ltd.	624,500	735,885
Wharf Holdings Ltd.	1,125,000	4,113,110
Yuexiu Property Co. Ltd.	1,275,400	1,592,239
TOTAL HONG KONG		73,728,036
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	355,642	2,611,978
OTP Bank PLC	197,167	4,046,235
Richter Gedeon PLC	114,822	2,343,303
TOTAL HUNGARY		9,001,516
India - 13.4%
ACC Ltd.	60,260	1,697,722
Adani Enterprises Ltd.	250,923	8,154,984
Adani Green Energy Ltd. (a)	282,377	7,774,225
Adani Ports & Special Economic Zone Ltd.	445,167	4,298,000
Adani Power Ltd. (a)	701,843	2,796,343
Adani Total Gas Ltd.	248,054	9,801,577
Adani Transmissions Ltd. (a)	248,505	9,783,069
Ambuja Cements Ltd.	509,931	2,416,025
Apollo Hospitals Enterprise Ltd.	91,516	4,878,817
Asian Paints Ltd.	346,475	14,620,225
AU Small Finance Bank Ltd. (c)	139,684	1,047,100
Aurobindo Pharma Ltd.	236,035	1,630,737
Avenue Supermarts Ltd. (a)(c)	145,707	7,828,109
Axis Bank Ltd.	2,048,979	18,804,305
Bajaj Auto Ltd.	62,545	3,093,309
Bajaj Finance Ltd.	246,815	22,564,315
Bajaj Finserv Ltd.	34,660	6,611,143
Balkrishna Industries Ltd.	70,780	2,071,062
Bandhan Bank Ltd. (c)	581,228	2,033,831
Berger Paints India Ltd.	216,364	1,710,855
Bharat Electronics Ltd.	1,136,185	3,947,903
Bharat Forge Ltd.	234,088	2,167,308
Bharat Petroleum Corp. Ltd.	788,690	3,291,729
Bharti Airtel Ltd.	1,983,947	16,993,588
Biocon Ltd.	381,786	1,482,115
Britannia Industries Ltd.	97,490	4,803,426
Cholamandalam Investment and Finance Co. Ltd.	377,715	3,351,790
Cipla Ltd./India	433,915	5,357,883
Coal India Ltd.	1,402,021	3,741,087
Colgate-Palmolive Ltd.	111,880	2,241,206
Container Corp. of India Ltd.	247,779	2,232,217
Dabur India Ltd.	564,570	4,165,729
Divi's Laboratories Ltd.	120,963	5,861,253
DLF Ltd.	561,271	2,743,499
Dr. Reddy's Laboratories Ltd.	104,806	5,416,966
Eicher Motors Ltd.	122,935	4,810,773
GAIL India Ltd.	1,394,457	2,582,242
Godrej Consumer Products Ltd. (a)	372,057	4,013,359
Godrej Properties Ltd. (a)	113,026	2,156,795
Grasim Industries Ltd.	231,401	4,608,014
Havells India Ltd.	229,572	3,628,468
HCL Technologies Ltd.	982,566	11,802,983
HDFC Standard Life Insurance Co. Ltd. (c)	847,223	5,948,224
Hero Motocorp Ltd.	100,224	3,574,242
Hindalco Industries Ltd.	1,208,839	6,355,205
Hindustan Petroleum Corp. Ltd.	579,406	1,764,846
Hindustan Unilever Ltd.	741,765	24,752,019
Housing Development Finance Corp. Ltd.	1,557,750	46,956,329
ICICI Bank Ltd.	4,636,886	48,172,569
ICICI Lombard General Insurance Co. Ltd. (c)	210,625	3,247,849
ICICI Prudential Life Insurance Co. Ltd. (c)	323,895	2,268,454
Indian Oil Corp. Ltd.	2,594,460	2,390,248
Indian Railway Catering & Tourism Corp. Ltd.	214,846	1,735,917
Indraprastha Gas Ltd.	282,130	1,235,135
Indus Towers Ltd.	616,339	1,734,259
Info Edge India Ltd.	63,716	3,496,975
Infosys Ltd.	3,040,352	59,572,775
InterGlobe Aviation Ltd. (a)(c)	88,021	2,084,818
ITC Ltd.	2,641,657	10,119,060
Jindal Steel & Power Ltd.	370,036	1,818,296
JSW Steel Ltd.	658,890	5,242,288
Jubilant Foodworks Ltd.	356,307	2,484,561
Kotak Mahindra Bank Ltd.	500,464	11,480,609
Larsen & Toubro Infotech Ltd. (c)	47,643	2,856,455
Larsen & Toubro Ltd.	619,792	14,188,820
Lupin Ltd.	184,373	1,500,127
Mahindra & Mahindra Ltd.	790,833	11,655,551
Marico Ltd.	459,139	3,006,208
Maruti Suzuki India Ltd.	109,238	12,142,177
MindTree Consulting Ltd.	59,644	2,580,933
Mphasis BFL Ltd.	76,861	2,239,219
MRF Ltd.	1,782	1,886,717
Muthoot Finance Ltd.	111,830	1,507,664
Nestle India Ltd.	30,272	7,405,097
NTPC Ltd.	3,469,427	6,702,201
Oil & Natural Gas Corp. Ltd.	2,294,798	3,891,219
Page Industries Ltd.	5,708	3,526,031
Petronet LNG Ltd.	682,314	1,896,859
PI Industries Ltd.	68,400	2,671,671
Pidilite Industries Ltd.	138,578	4,294,153
Piramal Enterprises Ltd.	106,982	2,398,128
Power Grid Corp. of India Ltd.	2,838,390	7,677,843
Reliance Industries Ltd.	2,752,784	87,451,444
Samvardhana Motherson International Ltd.	1,149,431	1,853,124
SBI Cards & Payment Services Ltd.	217,986	2,589,878
SBI Life Insurance Co. Ltd. (c)	404,358	6,616,544
Shree Cement Ltd.	8,715	2,259,415
Shriram Transport Finance Co. Ltd.	173,882	3,040,214
Siemens Ltd.	65,363	2,225,362
SRF Ltd.	134,990	4,151,153
State Bank of India	1,615,137	10,810,911
Sun Pharmaceutical Industries Ltd.	864,540	10,299,893
Tata Consultancy Services Ltd.	836,929	34,968,138
Tata Consumer Products Ltd.	491,851	5,044,750
Tata Elxsi Ltd.	31,319	3,448,427
Tata Motors Ltd. (a)	1,522,711	8,678,301
Tata Power Co. Ltd./The	1,317,704	3,705,380
Tata Steel Ltd.	6,686,960	9,091,106
Tech Mahindra Ltd.	531,406	7,058,339
Titan Co. Ltd.	323,788	9,632,053
Torrent Pharmaceuticals Ltd.	92,804	1,792,747
Trent Ltd.	164,052	2,633,236
Ultratech Cement Ltd.	88,076	7,292,207
United Spirits Ltd. (a)	264,360	2,602,281
UPL Ltd.	451,562	4,231,558
Vedanta Ltd.	681,513	2,192,571
Wipro Ltd.	1,231,343	6,562,783
Yes Bank Ltd. (a)	10,149,629	1,917,670
Zomato Ltd. (a)	1,418,593	842,244
TOTAL INDIA		818,469,566
Indonesia - 1.8%
PT Adaro Energy Tbk	13,172,200	2,892,329
PT Adaro Minerals Indonesia Tbk	7,438,500	927,489
PT Aneka Tambang Tbk	7,631,600	1,008,145
PT Astra International Tbk	18,212,100	7,778,350
PT Bank Central Asia Tbk	49,862,000	24,794,388
PT Bank Jago Tbk (a)	3,750,400	2,680,065
PT Bank Mandiri (Persero) Tbk	16,772,200	9,388,381
PT Bank Negara Indonesia (Persero) Tbk	6,755,300	3,585,146
PT Bank Rakyat Indonesia (Persero) Tbk	61,203,385	18,066,800
PT Barito Pacific Tbk	25,414,700	1,543,838
PT Charoen Pokphand Indonesia Tbk	6,702,700	2,531,358
PT Gudang Garam Tbk	354,400	665,453
PT Indah Kiat Pulp & Paper Tbk	2,469,000	1,266,106
PT Indofood CBP Sukses Makmur Tbk	2,134,400	1,270,451
PT Indofood Sukses Makmur Tbk	3,904,800	1,790,939
PT Kalbe Farma Tbk	19,101,900	2,087,316
PT Merdeka Copper Gold Tbk (a)	10,985,896	3,015,061
PT Sarana Menara Nusantara Tbk	20,627,900	1,634,544
PT Semen Gresik (Persero) Tbk	2,558,400	1,127,346
PT Sumber Alfaria Trijaya Tbk	15,114,600	1,913,455
PT Telkom Indonesia Persero Tbk	44,811,300	12,799,006
PT Tower Bersama Infrastructure Tbk	7,187,800	1,490,212
PT Unilever Indonesia Tbk	6,678,400	2,033,566
PT United Tractors Tbk	1,536,300	3,357,449
PT Vale Indonesia Tbk (a)	2,255,700	931,103
TOTAL INDONESIA		110,578,296
Korea (South) - 10.9%
Alteogen, Inc. (a)	24,825	1,247,134
AMOREPACIFIC Corp.	26,531	2,630,470
AMOREPACIFIC Group, Inc.	25,424	720,769
BGF Retail Co. Ltd.	7,189	997,772
Celltrion Healthcare Co. Ltd.	77,697	4,322,556
Celltrion Pharm, Inc.	14,727	958,109
Celltrion, Inc.	88,835	12,957,265
Cheil Worldwide, Inc.	65,271	1,141,862
CJ CheilJedang Corp.	7,627	2,290,281
CJ Corp.	14,032	859,020
CJ ENM Co. Ltd.	9,916	774,898
CJ Logistics Corp. (a)	8,245	737,197
Coway Co. Ltd.	51,097	2,511,251
Db Insurance Co. Ltd.	41,851	1,940,465
Doosan Bobcat, Inc.	45,190	1,081,388
Doosan Heavy Industries & Construction Co. Ltd. (a)	358,988	5,188,689
E-Mart, Inc.	19,558	1,698,098
Ecopro BM Co. Ltd.	43,995	4,053,109
F&F Co. Ltd.	15,934	1,832,338
Green Cross Corp.	5,259	698,574
GS Engineering & Construction Corp.	58,475	1,339,270
GS Holdings Corp.	43,191	1,379,283
Hana Financial Group, Inc.	271,671	7,756,004
Hankook Tire Co. Ltd.	67,972	1,815,214
Hanmi Pharm Co. Ltd.	6,247	1,483,258
Hanon Systems	172,475	1,410,403
Hanwha Solutions Corp. (a)	104,784	3,526,914
HD Hyundai Co. Ltd.	43,776	1,912,370
HLB, Inc. (a)	87,527	2,827,352
HMM Co. Ltd.	240,854	4,607,178
Hotel Shilla Co.	29,129	1,607,385
HYBE Co. Ltd. (a)	15,130	2,046,845
Hyundai Engineering & Construction Co. Ltd.	71,030	2,300,998
Hyundai Glovis Co. Ltd.	17,299	2,418,872
Hyundai Heavy Industries Co. Ltd. (a)	16,048	1,547,235
Hyundai Mobis	55,612	9,751,479
Hyundai Motor Co.	129,009	19,434,861
Hyundai Steel Co.	81,652	2,139,745
Iljin Materials Co. Ltd.	20,755	1,175,244
Industrial Bank of Korea	243,809	1,757,919
Kakao Corp.	280,789	16,153,847
Kakao Games Corp. (a)	31,921	1,246,620
KakaoBank Corp. (a)	107,694	2,559,001
Kangwon Land, Inc. (a)	79,270	1,578,579
KB Financial Group, Inc.	357,335	13,240,242
Kia Corp.	237,830	14,834,196
Korea Aerospace Industries Ltd.	67,488	2,956,973
Korea Electric Power Corp. (a)	232,812	3,994,696
Korea Investment Holdings Co. Ltd.	37,967	1,840,507
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	38,847	2,529,061
Korea Zinc Co. Ltd.	7,857	2,877,695
Korean Air Lines Co. Ltd. (a)	159,019	3,095,474
KRAFTON, Inc. (a)	22,382	4,024,088
KT&G Corp.	97,625	6,130,185
Kumho Petro Chemical Co. Ltd.	16,604	1,652,436
L&F Co. Ltd. (a)	20,655	3,641,335
LG Chemical Ltd.	44,636	20,711,628
LG Corp.	86,686	5,390,322
LG Display Co. Ltd.	212,850	2,506,963
LG Electronics, Inc.	95,409	6,933,314
LG Energy Solution (a)	18,979	6,165,571
LG Household & Health Care Ltd.	8,596	5,147,116
LG Innotek Co. Ltd.	12,961	3,620,402
LG Uplus Corp.	198,721	1,907,729
Lotte Chemical Corp.	15,754	2,135,426
Lotte Shopping Co. Ltd.	10,645	780,210
Meritz Financial Holdings Co.	30,515	614,076
Meritz Fire & Marine Insurance Co. Ltd.	32,914	871,682
Meritz Securities Co. Ltd.	249,077	926,169
Mirae Asset Securities Co. Ltd.	255,278	1,292,433
NAVER Corp.	118,362	23,588,682
NCSOFT Corp.	15,064	4,311,529
Netmarble Corp. (c)	19,644	1,088,402
NH Investment & Securities Co. Ltd.	138,066	1,054,470
Orion Corp./Republic of Korea	21,665	1,670,949
Pan Ocean Co., Ltd. (Korea)	240,729	1,043,956
Pearl Abyss Corp. (a)	27,128	1,113,436
POSCO	70,952	13,201,262
POSCO Chemtech Co. Ltd.	23,083	2,333,960
S-Oil Corp.	41,071	2,916,397
S1 Corp.	12,126	592,867
Samsung Biologics Co. Ltd. (a)(c)	16,144	10,712,748
Samsung C&T Corp.	75,527	6,985,215
Samsung Electro-Mechanics Co. Ltd.	50,904	5,584,541
Samsung Electronics Co. Ltd.	4,378,587	206,485,467
Samsung Engineering Co. Ltd. (a)	141,494	2,133,702
Samsung Fire & Marine Insurance Co. Ltd.	27,981	4,235,019
Samsung Heavy Industries Co. Ltd. (a)	567,709	2,451,928
Samsung Life Insurance Co. Ltd.	71,580	3,333,618
Samsung SDI Co. Ltd.	49,615	21,726,636
Samsung SDS Co. Ltd.	31,904	3,333,809
Samsung Securities Co. Ltd.	57,342	1,540,899
SD Biosensor, Inc.	33,670	1,043,571
Seegene, Inc.	32,874	1,004,521
Shinhan Financial Group Co. Ltd.	421,077	11,552,729
SK Biopharmaceuticals Co. Ltd. (a)	26,223	1,570,649
SK Bioscience Co. Ltd. (a)	20,762	1,946,874
SK Chemicals Co. Ltd.	9,989	806,782
SK Hynix, Inc.	494,420	37,236,709
SK IE Technology Co. Ltd. (a)(c)	22,661	1,429,174
SK Innovation Co., Ltd.	50,092	7,229,837
SK Square Co. Ltd. (a)	90,791	2,978,371
SK Telecom Co. Ltd.	23,444	964,040
SK, Inc.	33,950	5,737,103
SKC Co. Ltd.	18,972	1,986,651
Woori Financial Group, Inc.	465,475	4,255,532
Yuhan Corp.	44,700	1,982,594
TOTAL KOREA (SOUTH)		665,401,679
Kuwait - 0.8%
Agility Public Warehousing Co. KSC	1,351,174	3,918,427
Boubyan Bank KSC	1,169,125	3,157,839
Gulf Bank	1,437,712	1,683,701
Kuwait Finance House KSCP	4,617,576	13,300,667
Mabanee Co. SAKC	581,642	1,544,468
Mobile Telecommunication Co.	1,954,413	3,857,184
National Bank of Kuwait	6,493,944	22,582,105
TOTAL KUWAIT		50,044,391
Luxembourg - 0.1%
Allegro.eu SA (a)(c)	327,415	1,767,893
NEPI Rockcastle PLC	428,364	2,361,415
Reinet Investments SCA	127,383	2,214,793
TOTAL LUXEMBOURG		6,344,101
Malaysia - 1.4%
AMMB Holdings Bhd	1,618,700	1,420,268
Axiata Group Bhd	2,385,841	1,538,583
CIMB Group Holdings Bhd	5,945,744	6,965,824
Dialog Group Bhd	3,278,500	1,629,958
DiGi.com Bhd	2,748,400	2,244,439
Genting Bhd	1,937,200	2,062,115
Genting Malaysia Bhd	2,677,000	1,760,053
Hap Seng Consolidated Bhd	548,500	931,713
Hartalega Holdings Bhd	1,582,400	979,093
Hong Leong Bank Bhd	584,800	2,759,376
Hong Leong Credit Bhd	202,600	887,804
IHH Healthcare Bhd	1,631,100	2,345,318
Inari Amertron Bhd	2,540,800	1,641,637
IOI Corp. Bhd	2,289,700	2,073,558
Kuala Lumpur Kepong Bhd	395,247	1,946,761
Malayan Banking Bhd	4,278,663	8,521,881
Malaysia Airports Holdings Bhd (a)	587,606	825,550
Maxis Bhd	2,074,400	1,712,184
MISC Bhd	1,210,800	1,963,589
MR DIY Group M Sdn Bhd (c)	2,107,950	1,053,171
Nestle (Malaysia) Bhd	60,700	1,838,038
Petronas Chemicals Group Bhd	2,194,400	4,383,637
Petronas Dagangan Bhd	266,600	1,342,995
Petronas Gas Bhd	713,230	2,748,808
PPB Group Bhd	572,720	2,105,494
Press Metal Bhd	3,320,000	3,633,330
Public Bank Bhd	13,065,100	13,630,894
QL Resources Bhd	971,850	1,163,141
RHB Bank Bhd	1,302,276	1,722,306
Sime Darby Bhd	2,459,049	1,295,609
Sime Darby Plantation Bhd	1,889,356	1,851,424
Telekom Malaysia Bhd	1,025,980	1,311,308
Tenaga Nasional Bhd	2,263,800	4,202,081
Top Glove Corp. Bhd	4,866,700	1,056,336
TOTAL MALAYSIA		87,548,276
Mexico - 2.0%
Alfa SA de CV Series A	2,659,600	1,827,819
America Movil S.A.B. de CV Series L	25,405,000	24,176,841
Arca Continental S.A.B. de CV	400,100	2,771,486
CEMEX S.A.B. de CV unit (a)	13,355,018	5,391,666
Coca-Cola FEMSA S.A.B. de CV unit	483,910	2,929,738
Fibra Uno Administracion SA de CV	2,892,500	2,952,732
Fomento Economico Mexicano S.A.B. de CV unit	1,746,100	10,880,630
Gruma S.A.B. de CV Series B	188,960	2,349,683
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	329,900	4,473,001
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	169,315	3,189,373
Grupo Bimbo S.A.B. de CV Series A	1,222,900	4,321,587
Grupo Carso SA de CV Series A1	410,400	1,600,692
Grupo Financiero Banorte S.A.B. de CV Series O	2,340,200	13,315,337
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,969,000	3,625,923
Grupo Mexico SA de CV Series B	2,807,207	11,099,109
Grupo Televisa SA de CV	2,193,400	3,458,138
Industrias Penoles SA de CV (b)	126,220	1,269,785
Kimberly-Clark de Mexico SA de CV Series A	1,353,400	1,993,038
Operadora de Sites Mexicanos, SA de CV (b)	1,188,100	1,390,599
Orbia Advance Corp. S.A.B. de CV	907,255	2,000,941
Promotora y Operadora de Infraestructura S.A.B. de CV	201,215	1,451,358
Wal-Mart de Mexico SA de CV Series V	4,723,600	17,109,741
TOTAL MEXICO		123,579,217
Netherlands - 0.0%
X5 Retail Group NV:
GDR (d)	102,956	36,234
GDR (Reg. S) (d)	4,876	1,018
Yandex NV Class A (a)(d)	261,431	1,456,050
TOTAL NETHERLANDS		1,493,302
Peru - 0.0%
Compania de Minas Buenaventura SA	1,294	7,039
Compania de Minas Buenaventura SA sponsored ADR	194,681	1,059,065
TOTAL PERU		1,066,104
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	1,581,950	1,630,232
AC Energy Corp.	6,946,295	1,051,913
Ayala Corp.	230,055	2,580,202
Ayala Land, Inc.	6,779,840	3,098,583
Bank of the Philippine Islands (BPI)	1,658,927	2,788,466
BDO Unibank, Inc.	1,809,206	3,910,936
Converge ICT Solutions, Inc. (a)	2,060,300	708,885
Globe Telecom, Inc.	24,175	900,770
GT Capital Holdings, Inc.	82,754	678,368
International Container Terminal Services, Inc.	908,220	3,186,336
JG Summit Holdings, Inc.	2,657,706	2,472,292
Jollibee Food Corp.	409,660	1,489,565
Manila Electric Co.	205,870	1,265,402
Metro Pacific Investments Corp.	10,351,500	690,258
Metropolitan Bank & Trust Co.	1,650,577	1,449,878
Monde Nissin Corp. (a)(c)	5,769,900	1,485,492
PLDT, Inc.	79,805	2,398,147
SM Investments Corp.	224,180	3,143,626
SM Prime Holdings, Inc.	10,412,500	6,891,138
Universal Robina Corp.	810,870	1,626,140
TOTAL PHILIPPINES		43,446,629
Poland - 0.5%
Bank Polska Kasa Opieki SA	155,826	2,460,145
CD Projekt RED SA	55,493	1,086,880
Cyfrowy Polsat SA	199,866	861,280
Dino Polska SA (a)(c)	42,238	3,293,225
KGHM Polska Miedz SA (Bearer)	119,452	2,974,384
LPP SA	1,002	2,136,260
mBank SA (a)	11,002	523,939
Orange Polska SA	449,130	581,985
PGE Polska Grupa Energetyczna SA (a)	766,794	1,710,051
Polish Oil & Gas Co. SA	1,504,131	2,244,274
Polski Koncern Naftowy Orlen SA	368,406	6,000,652
Powszechna Kasa Oszczednosci Bank SA	740,586	4,183,317
Powszechny Zaklad Ubezpieczen SA	469,257	3,064,618
Santander Bank Polska SA	26,709	1,352,588
TOTAL POLAND		32,473,598
Qatar - 1.1%
Barwa Real Estate Co. (a)	1,750,898	1,730,825
Industries Qatar QSC (a)	1,353,960	6,320,401
Masraf al Rayan	4,972,580	6,007,923
Mesaieed Petrochemical Holding Co. (a)	3,992,433	2,981,923
Ooredoo QSC	739,209	1,887,528
Qatar Electricity & Water Co. (a)	409,151	2,079,600
Qatar Fuel Co. (a)	449,690	2,199,212
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	2,320,112	2,599,315
Qatar International Islamic Bank QSC (a)	670,346	2,172,055
Qatar Islamic Bank (a)	1,488,786	10,510,521
Qatar National Bank SAQ (a)	4,165,905	23,004,421
The Commercial Bank of Qatar (a)	1,815,470	3,637,171
TOTAL QATAR		65,130,895
Russia - 0.1%
Alrosa Co. Ltd. (d)	2,234,923	554,655
Gazprom OAO (d)	8,473,436	1,322,688
Gazprom OAO sponsored ADR (Reg. S) (d)	863,533	197,265
Inter Rao Ues JSC (d)	31,187,844	256,503
LUKOIL PJSC (d)	334,533	154,465
LUKOIL PJSC sponsored ADR (d)	22,773	6,442
Magnit OJSC GDR (Reg. S) (d)	305,795	1,489
MMC Norilsk Nickel PJSC (d)	48,442	480,597
MMC Norilsk Nickel PJSC sponsored ADR (d)	59,247	43,996
Mobile TeleSystems OJSC sponsored ADR (d)	396,417	394,827
Moscow Exchange MICEX-RTS OAO (a)(d)	1,311,841	376,182
Novatek PJSC GDR (Reg. S) (d)	78,382	20,024
Novolipetsk Steel OJSC (d)	1,258,902	18,030
Novolipetsk Steel OJSC GDR (Reg. S) (d)	3,783	470
PhosAgro OJSC GDR (Reg. S) (d)	117,197	2,404
Polyus PJSC (d)	26,742	93,813
Polyus PJSC unit (d)	5,226	8,008
Rosneft Oil Co. OJSC (d)	857,494	213,928
Rosneft Oil Co. OJSC GDR (Reg. S) (d)	150,200	35,515
Sberbank of Russia (a)(d)	9,313,306	85,421
Severstal PAO (d)	155,372	5,175
Severstal PAO GDR (Reg. S) (d)	26,165	618
Surgutneftegas OJSC (d)	5,613,549	102,469
Surgutneftegas OJSC sponsored ADR (d)	73,333	13,542
Tatneft PAO (d)	1,103,564	204,759
Tatneft PAO sponsored ADR (d)	18,698	17,264
United Co. RUSAL International PJSC (a)(d)	2,596,470	466,803
VTB Bank OJSC (d)	2,380,815,800	135,692
VTB Bank OJSC sponsored GDR (Reg. S) (d)	221,738	37,021
TOTAL RUSSIA		5,250,065
Saudi Arabia - 4.3%
ACWA Power Co.	73,304	3,411,485
Advanced Polypropylene Co.	114,709	1,494,943
Al Rajhi Bank	1,768,795	42,194,897
Alinma Bank	892,746	9,043,926
Almarai Co. Ltd.	228,701	3,178,432
Arab National Bank	544,128	4,505,426
Bank Al-Jazira	362,274	2,527,044
Bank Albilad	445,027	5,876,821
Banque Saudi Fransi	536,223	7,280,983
Bupa Arabia for Cooperative Insurance Co.	53,954	2,312,725
Dar Al Arkan Real Estate Development Co. (a)	483,539	1,619,521
Dr Sulaiman Al Habib Medical Services Group Co.	80,155	4,396,148
Elm Co.	21,923	1,716,018
Emaar The Economic City (a)	368,435	992,695
Etihad Etisalat Co.	339,852	3,420,236
Jarir Marketing Co.	53,510	2,322,186
Mobile Telecommunications Co. Saudi Arabia (a)	379,375	1,183,779
Mouwasat Medical Services Co.	44,611	2,919,431
National Industrialization Co. (a)	296,206	1,291,761
Rabigh Refining & Petrochemical Co. (a)	376,493	1,834,351
Riyad Bank	1,215,526	11,812,220
Sabic Agriculture-Nutrients Co.	195,061	6,907,112
Sahara International Petrochemical Co.	328,341	4,113,004
Saudi Arabian Mining Co.	779,780	11,667,635
Saudi Arabian Oil Co. (c)	2,195,194	23,202,663
Saudi Basic Industries Corp.	813,185	21,433,790
Saudi Electricity Co.	751,857	4,932,310
Saudi Industrial Investment Group	333,396	2,458,751
Saudi Investment Bank/The	444,970	2,487,851
Saudi Kayan Petrochemical Co. (a)	667,231	2,664,661
Saudi Research & Marketing Group (a)	33,015	1,701,732
Saudi Tadawul Group Holding Co.	32,605	1,918,452
Saudi Telecom Co.	542,264	14,495,023
The Saudi British Bank	834,042	9,326,348
The Saudi National Bank	1,981,522	36,982,080
The Savola Group	239,587	2,114,566
Yanbu National Petrochemical Co.	229,614	3,026,063
TOTAL SAUDI ARABIA		264,767,069
Singapore - 0.0%
BOC Aviation Ltd. Class A (c)	193,200	1,641,606
South Africa - 3.3%
Absa Group Ltd.	722,343	7,389,456
African Rainbow Minerals Ltd.	103,239	1,452,365
Anglo American Platinum Ltd.	48,375	3,699,843
AngloGold Ashanti Ltd.	380,480	5,607,946
Aspen Pharmacare Holdings Ltd.	352,495	3,079,559
Bid Corp. Ltd.	301,243	5,546,351
Bidvest Group Ltd./The	264,009	3,395,899
Capitec Bank Holdings Ltd.	78,295	9,384,235
Clicks Group Ltd.	218,681	3,681,656
Discovery Ltd. (a)	440,262	3,398,388
Exxaro Resources Ltd.	222,124	2,698,232
FirstRand Ltd.	4,556,091	17,969,420
Foschini Group Ltd./The	301,554	2,201,598
Gold Fields Ltd.	803,901	7,435,203
Growthpoint Properties Ltd.	3,193,108	2,603,286
Harmony Gold Mining Co. Ltd.	502,850	1,606,316
Impala Platinum Holdings Ltd.	763,445	8,464,708
Kumba Iron Ore Ltd.	58,873	1,744,759
Mr Price Group Ltd.	233,413	2,529,764
MTN Group Ltd.	1,524,869	12,761,374
MultiChoice Group Ltd.	353,540	2,531,789
Naspers Ltd. Class N	196,782	27,802,639
Nedbank Group Ltd.	415,095	5,417,215
Northam Platinum Holdings Ltd. (a)	305,943	3,247,561
Old Mutual Ltd.	4,119,277	2,810,626
Pepkor Holdings Ltd. (c)	1,523,058	1,851,129
Remgro Ltd.	478,270	3,932,346
Sanlam Ltd.	1,562,747	5,125,472
Sasol Ltd. (a)	511,954	10,754,503
Shoprite Holdings Ltd.	464,921	6,272,797
Sibanye-Stillwater Ltd.	2,525,665	6,204,396
Spar Group Ltd./The	176,878	1,428,859
Standard Bank Group Ltd.	1,208,469	11,633,150
Vodacom Group Ltd.	565,305	4,691,487
Woolworths Holdings Ltd.	898,734	2,858,969
TOTAL SOUTH AFRICA		203,213,296
Taiwan - 13.9%
Accton Technology Corp.	458,000	3,810,070
Acer, Inc.	2,376,994	1,797,669
Advantech Co. Ltd.	373,681	4,285,051
ASE Technology Holding Co. Ltd.	2,994,927	8,699,161
Asia Cement Corp.	1,931,153	2,671,027
ASMedia Technology, Inc.	25,000	817,120
ASUSTeK Computer, Inc.	625,000	5,876,983
AUO Corp.	7,486,000	3,350,656
Catcher Technology Co. Ltd.	611,000	3,478,415
Cathay Financial Holding Co. Ltd.	7,136,832	10,852,483
Chang Hwa Commercial Bank	4,291,921	2,547,314
Cheng Shin Rubber Industry Co. Ltd.	1,704,937	2,016,796
China Airlines Ltd.	2,500,000	1,904,126
China Development Financial Ho	13,929,648	6,010,546
China Steel Corp.	10,671,204	9,903,524
Chunghwa Telecom Co. Ltd.	3,460,000	13,994,038
Compal Electronics, Inc.	3,793,000	2,887,281
CTBC Financial Holding Co. Ltd.	15,844,826	12,133,800
Delta Electronics, Inc.	1,759,381	15,252,144
E Ink Holdings, Inc.	781,000	5,121,443
E.SUN Financial Holdings Co. Ltd.	11,589,684	10,648,734
ECLAT Textile Co. Ltd.	176,613	2,406,949
eMemory Technology, Inc.	59,000	2,337,828
EVA Airways Corp.	2,306,000	2,637,370
Evergreen Marine Corp. (Taiwan)	2,274,908	7,286,537
Far Eastern New Century Corp.	3,030,705	3,073,606
Far EasTone Telecommunications Co. Ltd.	1,442,000	3,623,936
Feng Tay Enterprise Co. Ltd.	411,686	2,298,868
First Financial Holding Co. Ltd.	9,399,125	8,462,657
Formosa Chemicals & Fibre Corp.	3,221,760	7,528,441
Formosa Petrochemical Corp.	1,065,000	3,001,987
Formosa Plastics Corp.	3,763,520	11,570,462
Fubon Financial Holding Co. Ltd.	6,391,934	11,967,917
Giant Manufacturing Co. Ltd.	277,000	2,259,037
GlobalWafers Co. Ltd.	201,000	3,034,984
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,297,869	41,157,502
Hotai Motor Co. Ltd.	270,000	5,450,635
Hua Nan Financial Holdings Co. Ltd.	7,775,660	5,995,953
Innolux Corp.	9,158,347	3,161,581
Inventec Corp.	2,159,865	1,709,916
Largan Precision Co. Ltd.	90,000	6,292,459
Lite-On Technology Corp.	1,749,279	3,825,863
MediaTek, Inc.	1,373,292	31,538,589
Mega Financial Holding Co. Ltd.	9,828,413	11,605,277
Micro-Star International Co. Ltd.	579,000	2,284,800
momo.com, Inc.	58,800	1,606,570
Nan Ya Plastics Corp.	4,348,860	9,769,010
Nan Ya Printed Circuit Board Corp.	204,000	1,647,421
Nanya Technology Corp.	1,146,000	2,006,837
Nien Made Enterprise Co. Ltd.	162,000	1,551,134
Novatek Microelectronics Corp.	520,000	4,617,613
Pegatron Corp.	1,780,000	3,693,616
Pou Chen Corp.	2,213,000	1,980,608
Powerchip Semiconductor Manufacturing Corp.	2,376,998	2,808,476
President Chain Store Corp.	522,000	4,919,776
Quanta Computer, Inc.	2,425,000	6,862,192
Realtek Semiconductor Corp.	415,401	4,761,577
Ruentex Development Co. Ltd.	1,071,708	1,962,693
Shin Kong Financial Holding Co. Ltd.	11,084,127	3,158,159
Sinopac Financial Holdings Co.	9,327,591	5,265,909
Synnex Technology International Corp.	1,237,500	2,288,361
Taishin Financial Holdings Co. Ltd.	9,264,594	4,861,153
Taiwan Cement Corp.	5,292,730	6,846,032
Taiwan Cooperative Financial Holding Co. Ltd.	8,622,348	7,879,758
Taiwan High Speed Rail Corp.	1,712,000	1,667,736
Taiwan Mobile Co. Ltd.	1,548,900	5,239,199
Taiwan Semiconductor Manufacturing Co. Ltd.	22,266,000	380,619,157
The Shanghai Commercial & Savings Bank Ltd.	3,243,246	5,426,899
Unified-President Enterprises Corp.	4,372,983	10,261,352
Unimicron Technology Corp.	1,141,000	6,067,234
United Microelectronics Corp.	10,737,000	14,397,403
Vanguard International Semiconductor Corp.	834,000	2,002,235
Voltronic Power Technology Corp.	60,000	2,937,517
Walsin Lihwa Corp.	2,195,000	2,489,046
Walsin Lihwa Corp. rights (a)	153,526	19,933
Wan Hai Lines Ltd.	635,950	2,277,730
Win Semiconductors Corp.	315,000	1,667,908
Winbond Electronics Corp.	2,772,000	2,151,094
Wiwynn Corp.	78,756	1,941,860
WPG Holding Co. Ltd.	1,480,200	2,478,953
Yageo Corp.	387,085	4,454,875
Yang Ming Marine Transport Corp.	1,551,000	4,662,382
Yuanta Financial Holding Co. Ltd.	8,894,750	5,942,886
TOTAL TAIWAN		847,763,829
Thailand - 1.8%
Advanced Info Service PCL (For. Reg.)	1,085,500	5,991,414
Airports of Thailand PCL (For. Reg.) (a)	3,417,100	6,611,428
Asset World Corp. PCL (For. Reg.)	9,889,100	1,365,435
B. Grimm Power PCL (For. Reg.)	494,400	515,843
Bangkok Commercial Asset Management PCL (For. Reg.)	1,235,000	574,115
Bangkok Dusit Medical Services PCL (For. Reg.)	9,689,900	7,116,109
Bangkok Expressway and Metro PCL (For. Reg.)	6,498,200	1,550,135
Berli Jucker PCL (For. Reg.)	1,113,200	991,757
BTS Group Holdings PCL (For. Reg.)	7,636,700	1,811,309
Bumrungrad Hospital PCL (For. Reg.)	416,600	2,084,674
Carabao Group PCL (For. Reg.)	279,400	865,818
Central Pattana PCL (For. Reg.)	1,856,900	3,247,889
Central Retail Corp. PCL (For. Reg.)	1,404,416	1,412,973
Charoen Pokphand Foods PCL (For. Reg.)	3,775,620	2,605,835
CP ALL PCL (For. Reg.)	5,549,700	9,324,043
Delta Electronics PCL (For. Reg.)	268,000	3,492,840
Electricity Generating PCL (For. Reg.)	242,200	1,226,271
Energy Absolute PCL (For. Reg.)	1,347,600	3,006,357
Global Power Synergy Public Co. Ltd. (For. Reg.)	665,700	1,240,000
Gulf Energy Development PCL (For. Reg.)	2,530,900	3,292,495
Home Product Center PCL (For. Reg.)	5,215,406	1,896,997
Indorama Ventures PCL (For. Reg.)	1,858,300	2,233,588
Intouch Holdings PCL (For. Reg.)	969,200	1,869,630
JMT Network Services PCL (For. Reg.)	595,100	1,222,874
Krung Thai Bank PCL (For. Reg.)	3,248,170	1,418,507
Krungthai Card PCL (For. Reg.)	881,300	1,392,819
Land & House PCL (For. Reg.)	7,766,000	1,808,826
Minor International PCL (For. Reg.) (a)	2,746,632	2,536,767
Muangthai Leasing PCL (For. Reg.)	700,500	938,733
Osotspa PCL (For. Reg.)	1,369,400	1,174,276
PTT Exploration and Production PCL (For. Reg.)	1,312,939	5,927,596
PTT Global Chemical PCL (For. Reg.)	2,177,039	2,654,867
PTT Oil & Retail Business PCL:
(For. Reg.)	709,000	491,162
NVDR	1,874,200	1,298,357
PTT PCL (For. Reg.)	9,204,900	8,808,290
Ratch Group PCL (For. Reg.)	768,700	804,138
SCB X PCL (For. Reg.)	687,400	1,924,261
SCG Packaging PCL (For. Reg.)	1,192,200	1,679,466
Siam Cement PCL (For. Reg.)	724,450	7,402,188
Siam Commercial Bank PCL (For. Reg.)	385,900	1,068,508
Srisawad Corp. PCL:
warrants 8/29/25 (a)	14,528	1,923
(For. Reg.)	704,200	966,223
Thai Oil PCL (For. Reg.)	1,109,900	1,575,362
Thai Union Frozen Products PCL (For. Reg.)	2,658,120	1,185,752
True Corp. PCL (For. Reg.)	11,079,519	1,443,336
TOTAL THAILAND		112,051,186
Turkey - 0.3%
Akbank TAS	2,762,288	1,330,536
Aselsan A/S	616,522	763,921
Bim Birlesik Magazalar A/S JSC	387,945	1,994,236
Eregli Demir ve Celik Fabrikalari T.A.S.	1,278,809	1,971,407
Ford Otomotiv Sanayi A/S	63,357	1,070,773
Haci Omer Sabanci Holding A/S	900,959	999,194
Koc Holding A/S	688,585	1,414,335
Turk Hava Yollari AO (a)	501,096	1,409,608
Turk Sise ve Cam Fabrikalari A/S	1,242,830	1,513,608
Turkcell Iletisim Hizmet A/S	966,175	912,437
Turkiye Is Bankasi A/S Series C	3,112,330	906,782
Turkiye Petrol Rafinerileri A/S (a)	113,368	1,698,321
TOTAL TURKEY		15,985,158
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	2,498,822	6,204,366
Abu Dhabi Islamic Bank	1,284,596	3,179,052
Abu Dhabi National Oil Co. for Distribution PJSC	2,701,655	3,148,045
Aldar Properties PJSC	3,370,115	4,495,811
Dubai Islamic Bank Pakistan Ltd. (a)	2,560,817	4,099,427
Emaar Properties PJSC (a)	3,561,948	5,333,564
Emirates NBD Bank PJSC (a)	1,699,741	6,386,003
Emirates Telecommunications Corp.	3,133,337	23,800,088
First Abu Dhabi Bank PJSC	3,977,732	21,030,616
TOTAL UNITED ARAB EMIRATES		77,676,972
United States of America - 0.7%
360 DigiTech, Inc. ADR	79,239	1,150,550
Legend Biotech Corp. ADR (a)	44,573	2,105,629
Li Auto, Inc. ADR (a)	493,864	16,218,494
Southern Copper Corp. (b)	75,901	3,779,870
Yum China Holdings, Inc.	383,244	18,667,815
TOTAL UNITED STATES OF AMERICA		41,922,358
TOTAL COMMON STOCKS (Cost $6,134,215,222)		5,720,738,492

Nonconvertible Preferred Stocks - 2.2%
	Shares	Value ($)
Brazil - 1.4%
Banco Bradesco SA (PN)	4,818,504	16,232,103
Braskem SA Class A	174,700	1,238,813
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	214,606	1,963,105
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,287,080	2,795,999
Gerdau SA	1,049,200	4,959,980
Itau Unibanco Holding SA	4,387,831	20,030,647
Itausa-Investimentos Itau SA (PN)	4,153,139	6,927,116
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	4,405,800	29,079,080
TOTAL BRAZIL		83,226,843
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	129,336	12,845,902
Colombia - 0.0%
Bancolombia SA (PN)	389,725	2,874,529
Korea (South) - 0.6%
Hyundai Motor Co.	19,111	1,382,778
Hyundai Motor Co. Series 2	28,034	2,031,490
LG Chemical Ltd.	6,943	1,552,837
LG Household & Health Care Ltd.	1,743	506,885
Samsung Electronics Co. Ltd.	666,167	29,168,241
TOTAL KOREA (SOUTH)		34,642,231
Russia - 0.0%
Surgutneftegas OJSC (d)	5,794,540	150,393
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $140,563,698)		133,739,898

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	44,006

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (f) (Cost $14,915,487)	15,000,000	14,793,631

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	194,700,640	194,739,580
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	19,384,143	19,386,082
TOTAL MONEY MARKET FUNDS (Cost $214,125,662)		214,125,662

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $6,503,872,978)	6,083,441,689
NET OTHER ASSETS (LIABILITIES) - 0.6%	35,601,199
NET ASSETS - 100.0%	6,119,042,888

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5,390	Sep 2022	269,095,750	3,348,786	3,348,786

The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Currency Abbreviations
INR	-	Indian rupee

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $327,905,642 or 5.4% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,810,348.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	150,494,987	1,963,557,668	1,919,313,075	595,211	-	-	194,739,580	0.4%
Fidelity Securities Lending Cash Central Fund 2.01%	46,844,807	227,444,021	254,902,746	453,684	-	-	19,386,082	0.1%
Total	197,339,794	2,191,001,689	2,174,215,821	1,048,895	-	-	214,125,662

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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